Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Financial liabilities, carrying amount	R$ 1,397,809	R$ 1,019,475
Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	974,231	788,709
Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	62,808	81,888
Accounts payable for business combination
Financial instruments and risk management
Financial liabilities, carrying amount	204,949	85,726
Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	32,136	13,722
Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	4,109	535
Liquidity risk
Financial instruments and risk management
Financial liabilities, carrying amount	1,397,809	1,019,475
Financial liabilities, Contractual cash flow	1,632,948	1,211,482
Liquidity risk | Trade payables
Financial instruments and risk management
Financial liabilities, carrying amount	33,376	33,566
Non-derivative financial liabilities, Contractual cash flow	33,376	33,566
Liquidity risk | Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	974,231	788,709
Non-derivative financial liabilities, Contractual cash flow	1,176,743	974,942
Liquidity risk | Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	62,808	81,888
Non-derivative financial liabilities, Contractual cash flow	70,837	87,662
Liquidity risk | Accounts payable for business combination
Financial instruments and risk management
Financial liabilities, carrying amount	204,949	85,726
Non-derivative financial liabilities, Contractual cash flow	229,547	85,726
Liquidity risk | Contract liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	32,136	13,722
Non-derivative financial liabilities, Contractual cash flow	32,136	13,722
Liquidity risk | Other payables (current and non-current)
Financial instruments and risk management
Financial liabilities, carrying amount	51,031	15,329
Non-derivative financial liabilities, Contractual cash flow	51,031	15,329
Liquidity risk | Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	4,109	535
Derivative financial liabilities, Contractual cash flow	4,109	535
Liquidity risk | Non-derivatives financial instruments
Financial instruments and risk management
Financial liabilities, carrying amount	35,169
Non-derivative financial liabilities, Contractual cash flow	35,169
Liquidity risk | 6 months or less
Financial instruments and risk management
Financial liabilities, Contractual cash flow	381,176	212,812
Liquidity risk | 6 months or less | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	33,376	33,566
Liquidity risk | 6 months or less | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	146,564	136,161
Liquidity risk | 6 months or less | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	13,903	12,435
Liquidity risk | 6 months or less | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	64,888	1,064
Liquidity risk | 6 months or less | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	32,136	13,722
Liquidity risk | 6 months or less | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	51,031	15,329
Liquidity risk | 6 months or less | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow	4,109	535
Liquidity risk | 6 months or less | Non-derivatives financial instruments
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	35,169
Liquidity risk | 6- 12 months
Financial instruments and risk management
Financial liabilities, Contractual cash flow	126,171	148,156
Liquidity risk | 6- 12 months | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	107,207	88,045
Liquidity risk | 6- 12 months | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	11,480	12,251
Liquidity risk | 6- 12 months | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	7,484	47,860
Liquidity risk | 6- 12 months | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Non-derivatives financial instruments
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk | 1-2 years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	387,137	205,485
Liquidity risk | 1-2 years | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	273,298	171,022
Liquidity risk | 1-2 years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	17,981	22,284
Liquidity risk | 1-2 years | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	95,858	12,179
Liquidity risk | 1-2 years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Non-derivatives financial instruments
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk | 2-5 Years
Financial instruments and risk management
Financial liabilities, Contractual cash flow	738,464	645,029
Liquidity risk | 2-5 Years | Trade payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	649,674	579,714
Liquidity risk | 2-5 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	27,473	40,692
Liquidity risk | 2-5 Years | Accounts payable for business combination
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	61,317	24,623
Liquidity risk | 2-5 Years | Contract liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Other payables (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Derivatives
Financial instruments and risk management
Derivative financial liabilities, Contractual cash flow	0	R$ 0
Liquidity risk | 2-5 Years | Non-derivatives financial instruments
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	R$ 0